UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number: 811-01236

Deutsche DWS Market Trust

(Exact Name of Registrant as Specified in Charter)

875 Third Avenue

New York, NY 10022-6225

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-4500

Diane Kenneally

100 Summer Street

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	10/31

Date of reporting period:	4/30/2024

ITEM 1.	REPORT TO STOCKHOLDERS

(a)

April 30, 2024
Semiannual Report
to Shareholders
DWS Global Income Builder Fund

Contents

3	Performance Summary
7	Portfolio Management Team
8	Portfolio Summary
10	Investment Portfolio
30	Statement of Assets and Liabilities
32	Statement of Operations
33	Statements of Changes in Net Assets
34	Financial Highlights
39	Notes to Financial Statements
55	Other Information
56	Information About Your Fund’s Expenses
58	Liquidity Risk Management
59	Advisory Agreement Board Considerations and Fee Evaluation
64	Account Management Resources
This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.
Although allocation among different asset categories generally limits risk, portfolio management may favor an asset category that underperforms other assets or markets as a whole. Stocks may decline in value. Bond investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The Fund may lend securities to approved institutions. Please read the prospectus for details.
War, terrorism, sanctions, economic uncertainty, trade disputes, public health crises, natural disasters, climate change and related geopolitical events have led and, in the future, may lead to significant disruptions in U.S. and world economies and markets, which may lead to increased market volatility and may have significant adverse effects on the Fund and its investments.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.
NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE
NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

2	|	DWS Global Income Builder Fund

Performance SummaryApril 30, 2024 (Unaudited)

Class A	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 4/30/24
Unadjusted for Sales Charge	14.08%	10.47%	4.61%	4.40%
Adjusted for the Maximum Sales Charge (max 5.75% load)	7.52%	4.12%	3.38%	3.79%
MSCI All Country World Index†	19.77%	17.46%	9.44%	8.19%
Blended Index 60/40††	13.87%	10.12%	6.03%	5.75%
Bloomberg U.S. Universal Index†††	5.44%	–0.34%	0.18%	1.51%
Average Annual Total Returns as of 3/31/24 (most recent calendar quarter end)
Unadjusted for Sales Charge		15.12%	5.77%	4.92%
Adjusted for the Maximum Sales Charge (max 5.75% load)		8.50%	4.52%	4.30%
MSCI All Country World Index†		23.22%	10.92%	8.66%
Blended Index 60/40††		14.69%	7.09%	6.16%
Bloomberg U.S. Universal Index†††		2.67%	0.69%	1.83%

Class C	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 4/30/24
Unadjusted for Sales Charge	13.60%	9.53%	3.78%	3.57%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	12.60%	9.53%	3.78%	3.57%
MSCI All Country World Index†	19.77%	17.46%	9.44%	8.19%
Blended Index 60/40††	13.87%	10.12%	6.03%	5.75%
Bloomberg U.S. Universal Index†††	5.44%	–0.34%	0.18%	1.51%
Average Annual Total Returns as of 3/31/24 (most recent calendar quarter end)
Unadjusted for Sales Charge		14.25%	4.95%	4.10%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)		14.25%	4.95%	4.10%
MSCI All Country World Index†		23.22%	10.92%	8.66%
Blended Index 60/40††		14.69%	7.09%	6.16%
Bloomberg U.S. Universal Index†††		2.67%	0.69%	1.83%

DWS Global Income Builder Fund	|	3

Class R6	6-Month‡	1-Year	5-Year	Life of Class*
Average Annual Total Returns as of 4/30/24
No Sales Charges	14.17%	10.86%	4.97%	4.63%
MSCI All Country World Index†	19.77%	17.46%	9.44%	8.00%
Blended Index 60/40††	13.87%	10.12%	6.03%	8.11%
Bloomberg U.S. Universal Index†††	5.44%	–0.34%	0.18%	1.37%
Average Annual Total Returns as of 3/31/24 (most recent calendar quarter end)
No Sales Charges		15.53%	6.13%	5.04%
MSCI All Country World Index†		23.22%	10.92%	8.45%
Blended Index 60/40††		14.69%	7.09%	11.02%
Bloomberg U.S. Universal Index†††		2.67%	0.69%	1.64%

Class S	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 4/30/24
No Sales Charges	14.19%	10.66%	4.82%	4.61%
MSCI All Country World Index†	19.77%	17.46%	9.44%	8.19%
Blended Index 60/40††	13.87%	10.12%	6.03%	5.75%
Bloomberg U.S. Universal Index†††	5.44%	–0.34%	0.18%	1.51%
Average Annual Total Returns as of 3/31/24 (most recent calendar quarter end)
No Sales Charges		15.32%	6.00%	5.13%
MSCI All Country World Index†		23.22%	10.92%	8.66%
Blended Index 60/40††		14.69%	7.09%	6.16%
Bloomberg U.S. Universal Index†††		2.67%	0.69%	1.83%

Institutional Class	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 4/30/24
No Sales Charges	14.23%	10.73%	4.89%	4.66%
MSCI All Country World Index†	19.77%	17.46%	9.44%	8.19%
Blended Index 60/40††	13.87%	10.12%	6.03%	5.75%
Bloomberg U.S. Universal Index†††	5.44%	–0.34%	0.18%	1.51%
Average Annual Total Returns as of 3/31/24 (most recent calendar quarter end)
No Sales Charges		15.40%	6.04%	5.18%
MSCI All Country World Index†		23.22%	10.92%	8.66%
Blended Index 60/40††		14.69%	7.09%	6.16%
Bloomberg U.S. Universal Index†††		2.67%	0.69%	1.83%
Performance in the Average Annual Total Returns table above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares

4	|	DWS Global Income Builder Fund

may be worth more or less when redeemed. Current performance may be lower or higher than the performance data quoted. Please visit dws.com for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.
The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated March 1, 2024 are 0.92%, 1.77%, 0.59%, 0.74% and 0.68% for Class A, Class C, Class R6, Class S and Institutional Class shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.
Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.
Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.
Growth of an Assumed $10,000 Investment
(Adjusted for Maximum Sales Charge)

Yearly periods ended April 30

The Fund’s growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial investment of $9,425.
The growth of $10,000 is cumulative.

DWS Global Income Builder Fund	|	5

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.
*
Class R6 shares commenced operations on August 25, 2014. The performance shown for the Blended Index 60/40 is for the time period of August 31, 2014 through April 30,
2024, which is based on the performance period of the life of Class R6.

†
MSCI All Country World Index is an unmanaged equity index which captures large and mid-capitalization representation across 23 developed markets and 24 emerging markets countries. It covers approximately 85% of the global investable equity opportunity set.

††	The Blended Index consists of an equally weighted blend of 60% MSCI All Country World Index and 40% Bloomberg U.S. Universal Index.
†††
Bloomberg U.S. Universal Index measures the performance of U.S. dollar-denominated taxable bonds that are rated either investment grade or high yield. The index includes
U.S. Treasury bonds, investment-grade and high yield U.S. corporate bonds, mortgage-backed securities, and Eurodollar bonds.
The Advisor believes the additional Blended Index 60/40 and Bloomberg U.S. Universal
Index, collectively, reflect the Fund’s asset allocations and generally represent the
Fund’s overall investment process.

‡	Total returns shown for periods less than one year are not annualized.

	Class A	Class C	Class R6	Class S	Institutional Class
Net Asset Value
4/30/24	$9.46	$9.46	$9.44	$9.46	$9.45
10/31/23	$8.42	$8.42	$8.41	$8.42	$8.41
Distribution Information as of 4/30/24
Income Dividends, Six Months	$.15	$.11	$.16	$.16	$.16

6	|	DWS Global Income Builder Fund

Portfolio Management Team
Darwei Kung, Head of Investment Strategy Liquid Real Assets
Portfolio Manager of the Fund. Began managing the Fund in 2015.
—Joined DWS in 2006; previously has worked as a Director, Engineering and Business Development at Calpoint LLC from 2001–2004.
—Head of Investment Strategy Liquid Real Assets: New York.
—BS and MS, University of Washington, Seattle; MS and MBA, Carnegie Mellon University.
Di Kumble, CFA, Senior Portfolio Manager Equity
Portfolio Manager of the Fund. Began managing the Fund in 2017.
—Joined DWS in 2003 with seven years of industry experience. Prior to joining, she served as a Portfolio Manager at Graham Capital Management. Previously, she worked as a Quantitative Strategist at ITG Inc. and Morgan Stanley.
—Senior Portfolio Manager, Head of Tax Managed Equities: New York.
—BS, Beijing University; PhD in Chemistry, Princeton University.
Kelly L. Beam, CFA, Head of Investment Strategy, Fixed Income
Portfolio Manager of the Fund. Began managing the Fund in 2023.
—Joined DWS in 1999. Prior to her current role, she served as a senior corporate bond trader. She also served in Investment Support for Stable Value, Specialty Fixed Income and Global Insurance.
—Head of Investment Strategy, Fixed Income: New York.
—BS in Finance, Lehigh University; MBA, Fordham University.
Daniel Park, Portfolio Manager Multi Asset & Solutions
Portfolio Manager of the fund. Began managing the fund in 2023.
—Joined DWS in 2014.
—Portfolio Manager — Multi Asset & Solutions.
—BA in Economics, University of Bonn; MSc in International Business, Maastricht University.

DWS Global Income Builder Fund	|	7

Portfolio Summary(Unaudited)
Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	4/30/24	10/31/23
Fixed Income	70%	53%
Government & Agency Obligations	28%	11%
Corporate Bonds	22%	21%
Mortgage-Backed Securities Pass-Throughs	7%	11%
Collateralized Mortgage Obligations	6%	4%
Asset-Backed	5%	4%
Commercial Mortgage-Backed Securities	2%	2%
Loan Participations and Assignments	0%	0%
Equity	25%	42%
Common Stocks	19%	36%
Exchange-Traded Funds	3%	3%
Preferred Stocks	3%	3%
Warrants	0%	0%
Rights	0%	0%
Cash Equivalents	5%	5%
Cash Equivalents	5%	5%
	100%	100%

Sector Diversification (As a % of Common Stocks, Preferred Stocks, Rights, Warrants, Corporate Bonds and Loan Participations and Assignments)	4/30/24	10/31/23
Financials	28%	25%
Information Technology	11%	15%
Industrials	10%	10%
Communication Services	9%	8%
Consumer Discretionary	8%	8%
Utilities	7%	6%
Health Care	7%	9%
Energy	7%	7%
Materials	5%	4%
Consumer Staples	5%	6%
Real Estate	3%	2%
	100%	100%

Geographical Diversification (As a % of Investment Portfolio excluding Exchange-Traded Funds, Securities Lending Collateral and Cash Equivalents)	4/30/24	10/31/23
United States	84%	79%
Cayman Islands	3%	1%
Japan	2%	3%
Canada	1%	2%
France	1%	2%
Switzerland	1%	2%
Other	8%	11%
	100%	100%

8	|	DWS Global Income Builder Fund

Five Largest Equity Holdings at April 30, 2024 (6.1% of Net Assets)	Percent
1Merck & Co., Inc.	1.5%
Developer of medicines, vaccines, biologic therapies and animal health products
2Fifth Third Bancorp.	1.4%
Provider of retail and commercial banking services
3Northrop Grumman Corp.	1.2%
Provides products, services, and solutions in defense and commercial electronics
4Kimco Realty Corp.	1.2%
Operates as a real estate developer
5NVIDIA Corp.	0.8%
Designs, develops and markets three dimensional (3D) graphic processors

Five Largest Fixed-Income Long-Term Securities at April 30, 2024 (29.4% of Net Assets)	Percent
1U.S. Treasury Note	13.9%
4.25%, 1/31/2026
2U.S. Treasury Floating Rate Notes	5.7%
5.451%, 7/31/2025
3U.S. Treasury Inflation-Indexed Notes	4.1%
0.125%, 4/15/2026
4Federal National Mortgage Association	3.2%
7.00%, 11/25/2053
5U.S. Treasury Bills	2.5%
5.121%, 9/5/2024
Portfolio holdings and characteristics are subject to change.
For more complete details about the Fund’s investment portfolio, see page 10. A quarterly Fact Sheet is available on dws.com or upon request. Please see the Account Management Resources section on page 64 for contact information.

DWS Global Income Builder Fund	|	9

Investment Portfolioas of April 30, 2024 (Unaudited)

	Shares	Value ($)
Common Stocks 20.4%
Communication Services 2.0%
Entertainment 0.3%
Netflix, Inc.*	3,100	1,706,984
Nintendo Co., Ltd.	6,800	331,593
		2,038,577
Interactive Media & Services 1.1%
Alphabet, Inc. “A” *	10,500	1,709,190
Alphabet, Inc. “C” *	9,200	1,514,688
Meta Platforms, Inc. “A”	7,000	3,011,190
		6,235,068
Wireless Telecommunication Services 0.6%
SoftBank Corp.	266,800	3,227,772
Consumer Discretionary 2.3%
Automobiles 1.0%
Ford Motor Co.	52,200	634,230
Mahindra & Mahindra Ltd. (GDR) REG S	9,555	249,386
Stellantis NV	143,524	3,175,367
Toyota Motor Corp.	83,500	1,917,823
		5,976,806
Broadline Retail 0.9%
Amazon.com, Inc.*	20,300	3,552,500
Prosus NV	45,253	1,521,580
		5,074,080
Household Durables 0.3%
D.R. Horton, Inc.	12,500	1,781,125
Textiles, Apparel & Luxury Goods 0.1%
Deckers Outdoor Corp.*	900	736,623
Consumer Staples 0.9%
Beverages 0.0%
Fomento Economico Mexicano SAB de CV (ADR)	2,600	305,916
Consumer Staples Distribution & Retail 0.3%
Coles Group Ltd.	118,368	1,238,678
Loblaw Companies, Ltd.	4,300	471,527
		1,710,205
The accompanying notes are an integral part of the financial statements.

10	|	DWS Global Income Builder Fund

	Shares	Value ($)
Food Products 0.6%
Lamb Weston Holdings, Inc.	33,300	2,775,222
Tyson Foods, Inc. “A”	9,200	557,980
		3,333,202
Energy 0.5%
Energy Equipment & Services 0.0%
Halliburton Co.	6,500	243,555
Oil, Gas & Consumable Fuels 0.5%
ONEOK, Inc.	35,520	2,810,342
Pembina Pipeline Corp.	3,200	112,598
		2,922,940
Financials 3.8%
Banks 1.5%
Banco Bilbao Vizcaya Argentaria SA	19,303	207,782
Bank Leumi Le-Israel BM	25,711	199,536
CaixaBank SA	92,677	488,696
Erste Group Bank AG	1,500	69,933
Fifth Third Bancorp.	182,025	6,636,632
ICICI Bank Ltd. (ADR)	3,800	104,614
Itau Unibanco Holding SA (ADR) (Preferred)	95,200	575,960
KBC Group NV	3,660	272,664
Oversea-Chinese Banking Corp., Ltd.	39,500	410,388
		8,966,205
Capital Markets 0.0%
T. Rowe Price Group, Inc.	2,000	219,140
Consumer Finance 0.5%
American Express Co.	11,100	2,597,733
Financial Services 0.0%
Adyen NV 144A*	49	58,867
Insurance 1.8%
AXA SA	22,123	763,359
Fairfax Financial Holdings Ltd.	1,600	1,739,539
Manulife Financial Corp.	26,882	627,016
Power Corp. of Canada	17,400	463,612
Progressive Corp.	17,000	3,540,250
Sompo Holdings, Inc.	9,600	188,361
Travelers Companies, Inc.	8,600	1,824,576
Zurich Insurance Group AG	2,532	1,225,347
		10,372,060
The accompanying notes are an integral part of the financial statements.

DWS Global Income Builder Fund	|	11

	Shares	Value ($)
Health Care 1.9%
Health Care Equipment & Supplies 0.0%
ResMed, Inc.	400	85,596
Pharmaceuticals 1.9%
Eli Lilly & Co.	1,100	859,210
Merck & Co., Inc.	66,600	8,606,052
Novo Nordisk AS “B”	8,431	1,081,982
Otsuka Holdings Co., Ltd.	18,600	795,846
		11,343,090
Industrials 2.3%
Aerospace & Defense 1.2%
Northrop Grumman Corp.	14,200	6,887,426
Rolls-Royce Holdings PLC*	74,168	380,979
		7,268,405
Building Products 0.1%
Carlisle Companies, Inc.	1,200	465,900
Kingspan Group PLC	1,055	93,677
		559,577
Machinery 0.9%
Daimler Truck Holding AG	48,117	2,169,878
Kone Oyj “B”	6,068	296,281
VAT Group AG 144A	2,711	1,351,112
Volvo AB “B”	55,983	1,434,123
		5,251,394
Professional Services 0.1%
Recruit Holdings Co., Ltd.	9,700	419,762
Transportation Infrastructure 0.0%
Aena SME SA 144A	560	102,205
Information Technology 4.4%
Communications Equipment 0.2%
Arista Networks, Inc.*	4,300	1,103,208
IT Services 0.3%
Infosys Ltd. (ADR)	106,400	1,777,944
Semiconductors & Semiconductor Equipment 2.8%
ASE Technology Holding Co., Ltd. (ADR) (a)	206,600	2,074,264
Broadcom, Inc.	3,635	4,726,481
NVIDIA Corp.	5,700	4,924,914
The accompanying notes are an integral part of the financial statements.

12	|	DWS Global Income Builder Fund

	Shares	Value ($)
QUALCOMM, Inc.	20,900	3,466,265
Tokyo Electron Ltd.	6,300	1,380,206
		16,572,130
Software 0.8%
Microsoft Corp.	12,400	4,827,692
Technology Hardware, Storage & Peripherals 0.3%
Samsung Electronics Co., Ltd. (GDR) REG S	1,086	1,530,174
Super Micro Computer, Inc.*	203	174,337
		1,704,511
Materials 1.3%
Construction Materials 0.1%
CRH PLC	7,640	589,548
Metals & Mining 1.2%
ArcelorMittal SA	100,667	2,524,383
Gold Fields Ltd. (ADR)	22,100	357,357
Rio Tinto Ltd.	10,574	885,581
Rio Tinto PLC	51,242	3,485,963
		7,253,284
Real Estate 0.9%
Retail REITs 0.9%
Kimco Realty Corp.	270,400	5,037,552
Utilities 0.1%
Electric Utilities 0.1%
Constellation Energy Corp.	1,900	353,286
Multi-Utilities 0.0%
E.ON SE	16,874	223,675
Total Common Stocks (Cost $118,962,954)		120,272,733
Preferred Stocks 3.0%
Communication Services 0.4%
AT&T, Inc., 5.35%	100,000	2,243,000
Financials 2.2%
AGNC Investment Corp., Series C, 7.0%	64,439	1,643,839
Charles Schwab Corp., Series D, 5.95%	75,000	1,867,500
Fifth Third Bancorp., Series I, 9.302%	75,000	1,905,750
KeyCorp., Series E, 6.125%	75,000	1,729,500
Morgan Stanley, Series K, 5.85%	75,000	1,797,000
The accompanying notes are an integral part of the financial statements.

DWS Global Income Builder Fund	|	13

	Shares	Value ($)
Regions Financial Corp., Series B, 6.375%	80,000	1,988,800
Wells Fargo & Co., Series A, 5.625%	75,000	1,746,750
		12,679,139
Real Estate 0.4%
Kimco Realty Corp., Series L, 5.125%	75,000	1,625,250
Prologis, Inc., Series Q, 8.54%	236	12,744
Simon Property Group, Inc., Series A, 8.375%	17,000	957,270
		2,595,264
Total Preferred Stocks (Cost $20,081,297)		17,517,403
Rights 0.0%
Health Care
Contra Abiomed, Inc.,* (b) (Cost $1,122)	1,100	1,122
Warrants 0.0%
Materials
Hercules Trust II, Expiration Date 3/31/2029* (b) (Cost $90,209)	506	23,403

	Principal Amount ($) (c)	Value ($)
Corporate Bonds 23.6%
Communication Services 1.8%
AT&T, Inc.:
2.25%, 2/1/2032	368,000	290,647
3.65%, 6/1/2051	560,000	385,611
5.4%, 2/15/2034	500,000	488,522
CCO Holdings LLC, 144A, 5.125%, 5/1/2027	1,725,000	1,616,622
Charter Communications Operating LLC, 3.5%, 3/1/2042	279,000	176,479
Comcast Corp., 5.5%, 5/15/2064	400,000	372,627
Discovery Communications LLC, 4.0%, 9/15/2055	200,000	125,437
Meituan, 144A, 2.125%, 10/28/2025	505,000	477,777
Paramount Global:
4.6%, 1/15/2045	320,000	214,414
4.95%, 1/15/2031 (a)	1,250,000	1,101,491
Rogers Communications, Inc., 3.8%, 3/15/2032	500,000	436,230
Tencent Holdings Ltd., REG S, 2.39%, 6/3/2030	1,700,000	1,427,905
T-Mobile U.S.A., Inc.:
3.3%, 2/15/2051	700,000	459,483
The accompanying notes are an integral part of the financial statements.

14	|	DWS Global Income Builder Fund

	Principal Amount ($) (c)	Value ($)
3.6%, 11/15/2060	145,000	94,973
4.375%, 4/15/2040	335,000	285,394
5.15%, 4/15/2034	600,000	577,702
Verizon Communications, Inc.:
2.65%, 11/20/2040	225,000	150,337
3.7%, 3/22/2061	300,000	204,656
Warnermedia Holdings, Inc.:
4.279%, 3/15/2032	1,300,000	1,119,803
5.05%, 3/15/2042	320,000	256,164
5.141%, 3/15/2052	575,000	440,401
		10,702,675
Consumer Discretionary 1.4%
Ford Motor Credit Co. LLC:
2.9%, 2/16/2028	686,000	610,262
3.375%, 11/13/2025	750,000	720,010
3.625%, 6/17/2031	410,000	346,251
4.125%, 8/17/2027	635,000	596,416
6.798%, 11/7/2028	350,000	357,839
General Motors Financial Co., Inc.:
2.35%, 1/8/2031	500,000	401,858
5.55%, 7/15/2029	2,555,000	2,514,571
5.95%, 4/4/2034	740,000	723,804
Lowe’s Companies, Inc., 5.625%, 4/15/2053	300,000	286,167
Melco Resorts Finance Ltd., 144A, 4.875%, 6/6/2025	1,745,000	1,699,171
		8,256,349
Consumer Staples 1.3%
Anheuser-Busch Companies LLC, 4.9%, 2/1/2046	495,000	445,445
Anheuser-Busch InBev Worldwide, Inc., 4.35%, 6/1/2040	270,000	233,017
Campbell Soup Co., 5.4%, 3/21/2034	906,000	883,853
Estee Lauder Companies, Inc., 5.0%, 2/14/2034	1,175,000	1,127,944
JBS USA Holding Lux SARL:
2.5%, 1/15/2027	1,470,000	1,347,060
3.625%, 1/15/2032	470,000	391,425
144A, 6.75%, 3/15/2034	410,000	418,294
Philip Morris International, Inc.:
5.125%, 2/15/2030	850,000	835,561
5.625%, 11/17/2029	340,000	342,872
5.75%, 11/17/2032	260,000	261,764
The J M Smucker Co.:
6.5%, 11/15/2043	460,000	479,222
The accompanying notes are an integral part of the financial statements.

DWS Global Income Builder Fund	|	15

	Principal Amount ($) (c)	Value ($)
6.5%, 11/15/2053	270,000	283,788
Viterra Finance BV, 144A, 5.25%, 4/21/2032	700,000	669,021
		7,719,266
Energy 2.8%
BP Capital Markets PLC, 4.375%, Perpetual	259,000	253,202
Cheniere Energy Partners LP, 4.0%, 3/1/2031	1,250,000	1,115,322
Cheniere Energy, Inc.:
4.625%, 10/15/2028	1,765,000	1,687,176
144A, 5.65%, 4/15/2034	560,000	548,059
Columbia Pipelines Holding Co. LLC, 144A, 5.681%, 1/15/2034	550,000	528,939
Columbia Pipelines Operating Co. LLC, 144A, 5.927%, 8/15/2030	430,000	430,735
Ecopetrol SA:
6.875%, 4/29/2030	1,700,000	1,621,756
8.375%, 1/19/2036	1,250,000	1,215,183
Energy Transfer LP:
5.0%, 5/15/2050	1,159,000	960,700
5.95%, 5/15/2054	210,000	197,919
144A, 7.375%, 2/1/2031	500,000	515,606
EnLink Midstream LLC, 144A, 6.5%, 9/1/2030	1,550,000	1,569,457
EQT Corp., 5.75%, 2/1/2034	1,160,000	1,126,409
Occidental Petroleum Corp., 8.875%, 7/15/2030	1,700,000	1,943,661
Targa Resources Corp., 6.5%, 2/15/2053	450,000	460,578
Targa Resources Partners LP, 5.0%, 1/15/2028	1,000,000	967,100
TransCanada PipeLines Ltd., 2.5%, 10/12/2031	475,000	384,586
Williams Companies, Inc.:
4.65%, 8/15/2032	670,000	626,223
5.65%, 3/15/2033	520,000	515,842
		16,668,453
Financials 7.3%
AerCap Ireland Capital DAC, 1.75%, 1/30/2026	388,000	361,502
Aircastle Ltd.:
Series A, 144A, 5.25%, Perpetual	690,000	651,932
144A, 6.5%, 7/18/2028	530,000	533,783
Ally Financial, Inc., Series B, 4.7%, Perpetual	3,000,000	2,546,763
Banco Santander SA, 5.538%, 3/14/2030	1,200,000	1,176,141
Bank of America Corp.:
2.972%, 2/4/2033	760,000	627,424
Series RR, 4.375%, Perpetual (a)	4,000,000	3,668,468
Bank of New York Mellon Corp., Series I, 3.75%, Perpetual	2,051,000	1,843,041
The accompanying notes are an integral part of the financial statements.

16	|	DWS Global Income Builder Fund

	Principal Amount ($) (c)	Value ($)
Barclays PLC, 5.69%, 3/12/2030	590,000	582,186
Blackstone Private Credit Fund, 144A, 6.25%, 1/25/2031 (a)	260,000	255,854
BNP Paribas SA, 144A, 8.5%, Perpetual	1,020,000	1,054,543
Capital One Financial Corp.:
Series M, 3.95%, Perpetual (a)	1,520,000	1,309,757
6.051%, 2/1/2035	370,000	363,924
7.149%, 10/29/2027	850,000	874,721
Charles Schwab Corp.:
Series I, 4.0%, Perpetual	1,000,000	921,368
5.853%, 5/19/2034	950,000	945,932
Citigroup, Inc.:
3.057%, 1/25/2033	400,000	330,815
Series Y, 4.15%, Perpetual (a)	1,600,000	1,468,782
Corebridge Financial, Inc., 5.75%, 1/15/2034	700,000	687,643
HSBC Holdings PLC:
5.546%, 3/4/2030	1,200,000	1,183,559
7.39%, 11/3/2028	566,000	593,358
Huntington Bancshares, Inc., 6.208%, 8/21/2029	625,000	627,648
Jefferies Financial Group, Inc., 6.2%, 4/14/2034	470,000	464,632
JPMorgan Chase & Co.:
5.766%, 4/22/2035	950,000	950,635
6.875%, Perpetual	2,000,000	2,049,425
KKR Group Finance Co., XII LLC, 144A, 4.85%, 5/17/2032	760,000	716,258
Lloyds Banking Group PLC, 5.462%, 1/5/2028	400,000	396,502
MDGH GMTN RSC Ltd., REG S, 3.7%, 11/7/2049	245,000	174,046
Morgan Stanley, 5.466%, 1/18/2035	800,000	778,301
Nippon Life Insurance Co., 144A, 2.75%, 1/21/2051	700,000	570,303
PNC Financial Services Group, Inc.:
5.676%, 1/22/2035	720,000	705,402
Series W, 6.25%, Perpetual	1,385,000	1,302,041
Societe Generale SA:
144A, 5.375%, Perpetual	1,650,000	1,334,603
144A, 6.221%, 6/15/2033	1,275,000	1,245,372
144A, 9.375%, Perpetual	660,000	671,757
State Street Corp., Series I, 6.7%, Perpetual	560,000	560,471
Sumitomo Mitsui Financial Group, Inc., 6.6%, Perpetual	350,000	336,576
Synchrony Bank:
5.4%, 8/22/2025	420,000	414,678
5.625%, 8/23/2027	250,000	244,777
The Goldman Sachs Group, Inc.:
2.615%, 4/22/2032	930,000	761,428
Series T, 3.8%, Perpetual (a)	1,050,000	984,440
The accompanying notes are an integral part of the financial statements.

DWS Global Income Builder Fund	|	17

	Principal Amount ($) (c)	Value ($)
Series W, 7.5%, Perpetual (a)	1,200,000	1,241,849
Truist Financial Corp.:
Series N, 4.8%, Perpetual	2,000,000	1,935,039
5.711%, 1/24/2035	510,000	494,948
U.S. Bancorp, 5.678%, 1/23/2035	1,010,000	986,679
UBS Group AG:
144A, 4.375%, Perpetual	743,000	593,397
144A, 9.25%, Perpetual	340,000	362,858
		42,885,561
Health Care 1.5%
Amgen, Inc.:
5.25%, 3/2/2033	460,000	449,961
5.65%, 3/2/2053	410,000	393,469
Bayer U.S. Finance LLC, 144A, 6.125%, 11/21/2026	600,000	600,944
Charles River Laboratories International, Inc., 144A, 3.75%, 3/15/2029	1,750,000	1,572,005
CVS Health Corp., 5.05%, 3/25/2048	1,000,000	852,996
HCA, Inc., 5.5%, 6/15/2047	280,000	251,714
Humana, Inc., 5.875%, 3/1/2033	200,000	199,835
ICON Investments Six DAC, 6.0%, 5/8/2034 (d)	590,000	589,386
Quest Diagnostics, Inc., 6.4%, 11/30/2033	490,000	513,178
Solventum Corp., 144A, 5.6%, 3/23/2034	1,200,000	1,157,355
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/1/2026	2,700,000	2,501,331
		9,082,174
Industrials 2.2%
AGCO Corp., 5.8%, 3/21/2034	580,000	567,499
American Airlines, Inc., 144A, 5.5%, 4/20/2026	413,333	408,538
Block, Inc., 2.75%, 6/1/2026	200,000	187,912
Boeing Co.:
5.805%, 5/1/2050	635,000	561,926
144A, 6.259%, 5/1/2027 (d)	770,000	772,438
144A, 6.858%, 5/1/2054	1,200,000	1,203,252
Carrier Global Corp.:
5.9%, 3/15/2034	350,000	357,589
6.2%, 3/15/2054	110,000	114,676
Delta Air Lines, Inc.:
3.75%, 10/28/2029	865,000	779,412
144A, 7.0%, 5/1/2025	2,300,000	2,317,125
Empresa de los Ferrocarriles del Estado, 144A, 3.068%, 8/18/2050	239,000	138,896
Howmet Aerospace, Inc., 5.95%, 2/1/2037	1,490,000	1,489,472
The accompanying notes are an integral part of the financial statements.

18	|	DWS Global Income Builder Fund

	Principal Amount ($) (c)	Value ($)
Mileage Plus Holdings LLC, 144A, 6.5%, 6/20/2027	2,015,000	2,018,403
RTX Corp., 6.1%, 3/15/2034	735,000	759,777
TransDigm, Inc., 144A, 6.375%, 3/1/2029	620,000	615,265
United Rentals North America, Inc., 144A, 6.0%, 12/15/2029	620,000	613,771
		12,905,951
Information Technology 0.7%
Broadcom, Inc., 144A, 2.6%, 2/15/2033	350,000	275,885
Global Payments, Inc., 5.95%, 8/15/2052	200,000	191,145
Hewlett Packard Enterprise Co., 5.9%, 10/1/2024	1,700,000	1,700,490
Micron Technology, Inc., 6.75%, 11/1/2029	1,200,000	1,261,077
Oracle Corp.:
3.65%, 3/25/2041	675,000	502,988
5.55%, 2/6/2053	270,000	248,143
		4,179,728
Materials 1.0%
Celanese U.S. Holdings LLC:
6.165%, 7/15/2027	550,000	553,228
6.35%, 11/15/2028	270,000	274,221
Corp. Nacional del Cobre de Chile, 144A, 5.95%, 1/8/2034	620,000	601,050
Dow Chemical Co.:
5.15%, 2/15/2034	890,000	855,904
5.6%, 2/15/2054	865,000	818,386
MEGlobal Canada ULC, 144A, 5.0%, 5/18/2025	1,511,000	1,488,622
Olin Corp., 5.0%, 2/1/2030	1,050,000	979,975
		5,571,386
Real Estate 0.1%
Kimco Realty OP LLC, 6.4%, 3/1/2034	360,000	372,491
Utilities 3.5%
CMS Energy Corp., 3.75%, 12/1/2050	2,600,000	2,106,586
Constellation Energy Generation LLC, 5.75%, 3/15/2054	690,000	649,249
Duke Energy Corp., 3.25%, 1/15/2082	1,350,000	1,179,326
Entergy Louisiana LLC, 5.7%, 3/15/2054	820,000	791,059
Eskom Holdings SOC Ltd., REG S, 6.35%, 8/10/2028	1,425,000	1,344,901
Eversource Energy, 5.5%, 1/1/2034	1,210,000	1,164,703
Jersey Central Power & Light Co., 144A, 2.75%, 3/1/2032	460,000	373,612
Nevada Power Co., 6.0%, 3/15/2054	510,000	508,666
NextEra Energy Operating Partners LP, 144A, 3.875%, 10/15/2026	1,035,000	968,248
NRG Energy, Inc., 144A, 2.45%, 12/2/2027	1,370,000	1,222,074
The accompanying notes are an integral part of the financial statements.

DWS Global Income Builder Fund	|	19

	Principal Amount ($) (c)		Value ($)
Ohio Edison Co., 144A, 5.5%, 1/15/2033		390,000	378,428
Pacific Gas and Electric Co.:
3.3%, 8/1/2040		370,000	257,842
5.45%, 6/15/2027		550,000	546,497
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 144A, 2.875%, 10/25/2025	EUR	1,505,000	1,573,853
RWE Finance U.S. LLC, 144A, 5.875%, 4/16/2034		1,600,000	1,569,603
Sempra:
4.125%, 4/1/2052		1,880,000	1,700,024
5.5%, 8/1/2033		390,000	378,824
Sierra Pacific Power Co., 144A, 5.9%, 3/15/2054		290,000	284,162
Southern Co.:
Series 21-A, 3.75%, 9/15/2051		1,241,000	1,137,392
5.2%, 6/15/2033		460,000	443,156
Vistra Operations Co. LLC, 144A, 6.95%, 10/15/2033		1,000,000	1,042,011
Xcel Energy, Inc., 4.6%, 6/1/2032		780,000	715,685
			20,335,901
Total Corporate Bonds (Cost $146,480,858)			138,679,935
Asset-Backed 5.8%
Automobile Receivables 0.7%
Bayview Opportunity Master Fund VII LLC, “B” , Series 2024-CAR1, 144A, 30-day average SOFR + 1.3%, 6.63% (e), 12/26/2031		241,413	242,167
CPS Auto Receivables Trust, “C” , Series 2023-C, 144A, 6.27%, 10/15/2029		400,000	400,064
Foursight Capital Automobile Receivables Trust, “C” , Series 2023-2, 144A, 6.21%, 4/16/2029		1,500,000	1,496,060
Hertz Vehicle Financing III LLC, “C” , Series 2023-1A, 144A, 6.91%, 6/25/2027		1,720,000	1,712,805
JPMorgan Chase Bank NA, “E” , Series 2021-1, 144A, 2.365%, 9/25/2028		107,740	107,042
Santander Drive Auto Receivables Trust, “C” , Series 2023-3, 5.77%, 11/15/2030		400,000	399,368
			4,357,506
Credit Card Receivables 0.1%
Brex Commercial Charge Card Master Trust, “A1” , Series 2024-1, 144A, 6.05%, 7/15/2027		400,000	397,721
Miscellaneous 5.0%
AGL Core CLO 8 Ltd., “AR” , Series 2020-8A, 144A, 90-day average SOFR + 1.352%, 6.676% (e), 10/20/2032		1,250,000	1,251,541
The accompanying notes are an integral part of the financial statements.

20	|	DWS Global Income Builder Fund

	Principal Amount ($) (c)	Value ($)
Apidos CLO XXIV Ltd., “A1AL” , Series 2016-24A, 144A, 90-day average SOFR + 1.212%, 6.536% (e), 10/20/2030	2,222,390	2,224,612
ARES XLI CLO Ltd., “BR” , Series 2016-41A, 144A, 90-day average SOFR + 1.712%, 7.04% (e), 4/15/2034	2,000,000	1,996,420
BlueMountain CLO XXXIV Ltd., “B1” , Series 2022-34A, 144A, 90-day average SOFR + 2.05%, 7.375% (e), 4/20/2035	750,000	750,406
CF Hippolyta Issuer LLC, “B1” , Series 2021-1A, 144A, 1.98%, 3/15/2061	2,949,861	2,592,389
DB Master Finance LLC, “A23” , Series 2021-1A, 144A, 2.791%, 11/20/2051	6,231,562	5,065,574
Frontier Issuer LLC, “A2” , Series 2023-1, 144A, 6.6%, 8/20/2053	500,000	499,474
HINNT LLC, “B” , Series 2024-A, 144A, 5.84%, 3/15/2043	391,115	388,036
Madison Park Funding XXXVIII Ltd., “C” , Series 2021-38A, 144A, 90-day average SOFR + 2.162%, 7.479% (e), 7/17/2034	950,000	945,527
Morgan Stanley Eaton Vance CLO Ltd., “A” , Series 2021-1A, 144A, 90-day average SOFR + 1.422%, 6.748% (e), 10/20/2034	3,000,000	3,005,550
Mosaic Solar Loan Trust, “B” , Series 2023-1A, 144A, 6.92%, 6/20/2053	1,362,070	1,331,251
Octagon 63 Ltd., “A2” , Series 2024-2A, 144A, 90-day average SOFR + 1.71%, 7.0% (e), 7/20/2037 (d)	1,900,000	1,900,998
Rad CLO 23 Ltd., “A1” , Series 2024-23A, 144A, 90-day average SOFR + 1.6%, 6.885% (e), 4/20/2037	3,500,000	3,516,135
Voya CLO Ltd., “B” , Series 2021-1A, 144A, 90-day average SOFR + 1.912%, 7.24% (e), 7/15/2034	1,800,000	1,800,225
Wendy’s Funding LLC, “A2II” , Series 2021-1A, 144A, 2.775%, 6/15/2051	2,495,431	2,040,090
		29,308,228
Total Asset-Backed (Cost $36,008,045)		34,063,455
Mortgage-Backed Securities Pass-Throughs 7.0%
Federal National Mortgage Association:
4.5%, 5/1/2054 (d)	4,800,000	4,423,502
5.0%, 5/1/2054 (d)	10,500,000	9,954,241
5.5%, 5/1/2054 (d)	10,000,000	9,708,060
6.0%, 5/1/2054 (d)	7,500,000	7,430,715
Government National Mortgage Association:
5.5%, 5/1/2054 (d)	10,000,000	9,804,920
6.5%, 8/20/2034	14,711	15,380
Total Mortgage-Backed Securities Pass-Throughs (Cost $41,967,014)		41,336,818
The accompanying notes are an integral part of the financial statements.

DWS Global Income Builder Fund	|	21

	Principal Amount ($) (c)	Value ($)
Commercial Mortgage-Backed Securities 2.0%
20 Times Square Trust, “C” , Series 2018-20TS, 144A, 3.203%, 5/15/2035	800,000	689,831
2023-MIC Trust, “B” , Series 2023-MIC, 144A, 9.863%, 12/5/2038	2,400,000	2,527,285
Benchmark Mortgage Trust, “A4” , Series 2020-IG3, 144A, 2.437%, 9/15/2048	400,000	316,547
BX Trust, “D” , Series 2019-OC11, 144A, 4.075%, 12/9/2041	700,000	604,419
BXP Trust, “B” , Series 2021-601L, 144A, 2.868%, 1/15/2044	750,000	548,272
Citigroup Commercial Mortgage Trust:
“A” , Series 2013-375P, 144A, 3.251%, 5/10/2035	804,246	781,174
“F” , Series 2021-PRM2, 144A, 30-day average SOFR + 3.864%, 9.185% (e), 10/15/2038	1,400,000	1,369,692
Cold Storage Trust, “D” , Series 2020-ICE5, 144A, 30-day average SOFR + 2.214%, 7.533% (e), 11/15/2037	737,243	736,414
CSAIL Commercial Mortgage Trust, “AS” , Series 2016-C6, 3.346%, 1/15/2049	500,000	456,574
Freddie Mac Multifamily Structured Credit Risk, “M2” , Series 2021-MN1, 144A, 30-day average SOFR + 3.75%, 9.08% (e), 1/25/2051	1,098,000	1,076,046
JPMorgan Chase Commercial Mortgage Securities Trust:
“A” , Series 2021-1MEM, 144A, 2.516%, 10/9/2042	1,000,000	754,431
“A” , Series 2019-OSB, 144A, 3.397%, 6/5/2039	500,000	439,081
Morgan Stanley Capital I Trust, “A” , Series 2019-MEAD, 144A, 3.17%, 11/10/2036	650,000	619,393
Switch ABS Issuer LLC, “A2” , Series 2024-1A, 144A, 6.28%, 3/25/2054	800,000	778,449
Total Commercial Mortgage-Backed Securities (Cost $11,508,579)		11,697,608
Collateralized Mortgage Obligations 6.1%
Chase Home Lending Mortgage Trust, “A4” , Series 2024-4, 144A, 6.0%, 3/25/2055	7,500,000	7,416,956
COLT Mortgage Loan Trust, “M1” , Series 2024-1, 144A, 6.586%, 2/25/2069	1,500,000	1,464,603
Federal National Mortgage Association:
“I” , Series 2003-84, Interest Only, 6.0%, 9/25/2033	110,775	17,324
“FG” , Series 2023-53, 30-day average SOFR + 1.9%, 7.0% (e), 11/25/2053	18,603,799	19,054,640
Freddie Mac Structured Agency Credit Risk Debt Notes:
“M1B” , Series 2022-DNA2, 144A, 30-day average SOFR + 2.4%, 7.73% (e), 2/25/2042	1,000,000	1,021,859
The accompanying notes are an integral part of the financial statements.

22	|	DWS Global Income Builder Fund

	Principal Amount ($) (c)	Value ($)
“M2” , Series 2019-DNA2, 144A, 30-day average SOFR + 2.564%, 7.895% (e), 3/25/2049	1,085,497	1,090,924
Government National Mortgage Association, “HZ” , Series 2024-43, 5.0%, 3/20/2054	4,304,739	3,984,860
JPMorgan Mortgage Trust, “AM” , Series 2016-3, 144A, 3.243% (e), 10/25/2046	738,713	651,739
Western Alliance Bank, “M1” , Series 2021-CL2, 144A, 30-day average SOFR + 3.15%, 8.48% (e), 7/25/2059	947,821	975,022
Total Collateralized Mortgage Obligations (Cost $35,535,799)		35,677,927
Government & Agency Obligations 30.4%
Sovereign Bonds 0.5%
Brazilian Government International Bond, 3.875%, 6/12/2030	947,000	831,554
Indonesia Government International Bond, 3.85%, 10/15/2030	1,700,000	1,545,298
United Mexican States, 3.5%, 2/12/2034	260,000	208,163
		2,585,015
U.S. Treasury Obligations 29.9%
U.S. Treasury Bills:
5.121% (f), 9/5/2024 (g)	15,000,000	14,724,040
5.185% (f), 9/5/2024 (g)	5,000,000	4,908,013
U.S. Treasury Bonds, 3.625%, 2/15/2053	212,100	173,292
U.S. Treasury Floating Rate Notes:
3-month U.S. Treasury Bill Money Market Yield + 0.125%, 5.451% (e), 7/31/2025	33,618,000	33,632,695
3-month U.S. Treasury Bill Money Market Yield + 0.245%, 5.566% (e), 1/31/2026	11,800,000	11,825,921
U.S. Treasury Inflation-Indexed Notes, 0.125%, 4/15/2026	25,266,448	24,081,414
U.S. Treasury Notes:
2.75%, 5/31/2029	869,300	792,184
4.0%, 2/15/2034	605,000	572,859
4.25%, 1/31/2026	82,511,200	81,347,663
4.625%, 9/30/2028	3,946,900	3,924,545
		175,982,626
Total Government & Agency Obligations (Cost $180,400,789)		178,567,641
The accompanying notes are an integral part of the financial statements.

DWS Global Income Builder Fund	|	23

	Principal Amount ($) (c)	Value ($)
Loan Participations and Assignments 0.4%
Senior Loans (e) 0.4%
Hilton Domestic Operating Co., Inc., Term Loan B4, 30-day average SOFR + 2.0%, 7.417%, 11/8/2030	1,389,235	1,393,896
TransDigm, Inc., Term Loan I, 90-day average SOFR + 2.75%, 8.059%, 8/24/2028	1,044,043	1,050,448
		2,444,344
Total Loan Participations and Assignments (Cost $2,434,198)		2,444,344

	Shares	Value ($)
Exchange-Traded Funds 3.0%
SPDR Bloomberg Emerging Markets Local Bond ETF (Cost $18,690,902)	901,205	17,915,955
Securities Lending Collateral 1.2%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares” , 5.23% (h) (i) (Cost $6,882,326)	6,882,326	6,882,326
Cash Equivalents 5.9%
DWS Central Cash Management Government Fund, 5.35% (h) (Cost $34,672,804)	34,672,804	34,672,804

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $653,716,896)	108.8	639,753,474
Other Assets and Liabilities, Net	(8.8)	(51,766,998)
Net Assets	100.0	587,986,476
The accompanying notes are an integral part of the financial statements.

24	|	DWS Global Income Builder Fund

A summary of the Fund’s transactions with affiliated investments during the period ended April 30, 2024 are as follows:
Value ($) at 10/31/2023	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 4/30/2024	Value ($) at 4/30/2024
Securities Lending Collateral 1.2%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares” , 5.23% (h) (i)
2,061,155	4,821,171 (j)	—	—	—	75,834	—	6,882,326	6,882,326
Cash Equivalents 5.9%
DWS Central Cash Management Government Fund, 5.35% (h)
30,372,543	426,807,636	422,507,375	—	—	1,170,635	—	34,672,804	34,672,804
32,433,698	431,628,807	422,507,375	—	—	1,246,469	—	41,555,130	41,555,130

*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, “Other Assets and
Liabilities, Net”  may include pending sales that are also on loan. The value of securities loaned at April 30, 2024 amounted to $5,750,698, which is 1.0% of net assets.

(b)	Investment was valued using significant unobservable inputs.
(c)	Principal amount stated in U.S. dollars unless otherwise noted.
(d)	When-issued or delayed delivery securities included.
(e)
Variable or floating rate security. These securities are shown at their current rate as of
April 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.

(f)	Annualized yield at time of purchase; not a coupon rate.
(g)	At April 30, 2024, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(h)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(i)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(j)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended April 30, 2024.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt
CLO: Collateralized Loan Obligation
GDR: Global Depositary Receipt
Interest Only: Interest Only (IO) bonds represent the “interest only”  portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

MSCI: Morgan Stanley Capital International
The accompanying notes are an integral part of the financial statements.

DWS Global Income Builder Fund	|	25

Perpetual: Callable security with no stated maturity date.
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the
United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the
Securities Act of 1933.

REIT: Real Estate Investment Trust
SOC: State Owned Company
SOFR: Secured Overnight Financing Rate
SPDR: Standard & Poor’s Depositary Receipt
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments.
At April 30, 2024, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
5 Year U.S. Treasury Note	USD	6/28/2024	141	15,082,708	14,768,649	(314,059)
Euro-Schatz	EUR	6/6/2024	100	11,292,109	11,217,345	(74,764)
MSCI Emerging Market Index	USD	6/21/2024	642	33,995,518	33,448,200	(547,318)
MSCI World Index	USD	6/21/2024	1,924	207,414,934	202,231,640	(5,183,294)
TOPIX Index	JPY	6/13/2024	13	2,217,124	2,264,274	47,150
Ultra Long U.S. Treasury Bond	USD	6/18/2024	118	15,071,139	14,108,375	(962,764)
Total net unrealized depreciation						(7,035,049)
At April 30, 2024, open futures contracts sold were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation ($)
10 Year U.S. Ultra Bond	USD	6/18/2024	17	1,888,815	1,873,719	15,096

At April 30, 2024, the Fund had the following open forward foreign currency contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
SEK	13,200,000	USD	1,281,240	6/13/2024	81,247	Barclays Bank PLC
CAD	3,700,000	USD	2,737,692	6/13/2024	48,183	Morgan Stanley
EUR	15,800,000	USD	17,256,303	6/13/2024	366,222	State Street Bank and Trust
The accompanying notes are an integral part of the financial statements.

26	|	DWS Global Income Builder Fund

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
GBP	2,900,000	USD	3,697,860	6/13/2024	73,379	State Street Bank and Trust
CHF	1,200,000	USD	1,370,391	6/13/2024	58,944	State Street Bank and Trust
JPY	380,380,000	USD	2,541,557	6/13/2024	114,386	Australia and New Zealand Banking Group Ltd.
USD	3,609,948	GBP	2,900,000	6/13/2024	14,533	Morgan Stanley
USD	16,866,320	EUR	15,800,000	6/13/2024	23,761	Citigroup, Inc.
JPY	349,620,000	USD	2,279,917	6/13/2024	49,022	Citigroup, Inc.
CNH	16,493,000	USD	2,320,314	9/19/2024	29,192	BNP Paribas SA
Total unrealized appreciation					858,869

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
USD	5,032,340	JPY	730,000,000	6/13/2024	(374,273)	Australia and New Zealand Banking Group Ltd.
USD	1,207,823	SEK	13,200,000	6/13/2024	(7,830)	Morgan Stanley
USD	1,324,124	CHF	1,200,000	6/13/2024	(12,677)	State Street Bank and Trust
USD	2,689,850	CAD	3,700,000	6/13/2024	(341)	Bank of America
Total unrealized depreciation					(395,121)
Currency Abbreviation(s)

CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
SEK	Swedish Krona
USD	United States Dollar
For information on the Fund’s policy and additional disclosures regarding futures contracts and forward foreign currency contracts, please refer to the Derivatives section of Note B in the accompanying Notes to Financial Statements.
The accompanying notes are an integral part of the financial statements.

DWS Global Income Builder Fund	|	27

Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of April 30, 2024 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$7,942,052	$3,559,365	$—	$11,501,417
Consumer Discretionary	6,953,864	6,614,770	—	13,568,634
Consumer Staples	4,110,645	1,238,678	—	5,349,323
Energy	3,166,495	—	—	3,166,495
Financials	18,329,072	3,884,933	—	22,214,005
Health Care	9,550,858	1,877,828	—	11,428,686
Industrials	7,353,326	6,248,017	—	13,601,343
Information Technology	24,605,279	1,380,206	—	25,985,485
Materials	357,357	7,485,475	—	7,842,832
Real Estate	5,037,552	—	—	5,037,552
Utilities	353,286	223,675	—	576,961
Preferred Stocks (a)	17,517,403	—	—	17,517,403
Rights	—	—	1,122	1,122
Warrants	—	—	23,403	23,403
Corporate Bonds (a)	—	138,679,935	—	138,679,935
Asset-Backed (a)	—	34,063,455	—	34,063,455
Mortgage-Backed Securities Pass-Throughs	—	41,336,818	—	41,336,818
Commercial Mortgage-Backed Securities	—	11,697,608	—	11,697,608
Collateralized Mortgage Obligations	—	35,677,927	—	35,677,927
Government & Agency Obligations (a)	—	178,567,641	—	178,567,641
Loan Participations and Assignments	—	2,444,344	—	2,444,344
Exchange-Traded Funds	17,915,955	—	—	17,915,955
Short-Term Investments (a)	41,555,130	—	—	41,555,130
Derivatives (b)
Futures Contracts	62,246	—	—	62,246
Forward Foreign Currency Contracts	—	858,869	—	858,869
Total	$164,810,520	$475,839,544	$24,525	$640,674,589
The accompanying notes are an integral part of the financial statements.

28	|	DWS Global Income Builder Fund

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Futures Contracts	$(7,082,199)	$—	$—	$(7,082,199)
Forward Foreign Currency Contracts	—	(395,121)	—	(395,121)
Total	$(7,082,199)	$(395,121)	$—	$(7,477,320)

(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.
The accompanying notes are an integral part of the financial statements.

DWS Global Income Builder Fund	|	29

Statement of Assets and Liabilities
as of April 30, 2024 (Unaudited)

Assets
Investments in non-affiliated securities, at value (cost $612,161,766) — including $5,750,698 of securities loaned	$598,198,344
Investment in DWS Government & Agency Securities Portfolio (cost $6,882,326)*	6,882,326
Investment in DWS Central Cash Management Government Fund (cost $34,672,804)	34,672,804
Cash	351,760
Foreign currency, at value (cost $157,553)	148,245
Receivable for investments sold	2,690,657
Receivable for investments sold —TBA sale commitments	7,460,508
Receivable for Fund shares sold	285,625
Dividends receivable	415,545
Interest receivable	3,004,646
Affiliated securities lending income receivable	1,196
Unrealized appreciation on forward foreign currency contracts	858,869
Foreign taxes recoverable	670,683
Other assets	739,216
Total assets	656,380,424
Liabilities
Payable upon return of securities loaned	6,882,326
Payable for investments purchased	3,743,593
Payable for investments purchased — when-issued/delayed-delivery securities	4,459,386
Payable for investments purchased — TBA purchase commitments	49,588,753
Payable for Fund shares redeemed	698,340
Payable for variation margin on futures contracts	1,891,458
Unrealized depreciation on forward foreign currency contracts	395,121
Accrued management fee	180,690
Accrued Trustees' fees	5,464
Other accrued expenses and payables	548,817
Total liabilities	68,393,948
Net assets, at value	$587,986,476
Net Assets Consist of
Distributable earnings (loss)	53,045,114
Paid-in capital	534,941,362
Net assets, at value	$587,986,476
*
Represents collateral on securities loaned.
The accompanying notes are an integral part of the financial statements.

30	|	DWS Global Income Builder Fund

Statement of Assets and Liabilities as of April 30, 2024 (Unaudited) (continued)

Net Asset Value
Class A
Net Asset Value and redemption price per share ($419,029,608 ÷ 44,290,785 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$9.46
Maximum offering price per share (100 ÷ 94.25 of $9.46)	$10.04
Class C
Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($3,555,273 ÷ 375,790 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$9.46
Class R6
Net Asset Value, offering and redemption price per share ($10,451,963 ÷ 1,106,851 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$9.44
Class S
Net Asset Value, offering and redemption price per share ($132,881,816 ÷ 14,046,424 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$9.46
Institutional Class
Net Asset Value, offering and redemption price per share ($22,067,816 ÷ 2,335,603 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$9.45
The accompanying notes are an integral part of the financial statements.

DWS Global Income Builder Fund	|	31

Statement of Operations
for the six months ended April 30, 2024 (Unaudited)

Investment Income
Income:
Interest	$9,242,433
Dividends (net of foreign taxes withheld of $180,384)	3,616,309
Income distributions — DWS Central Cash Management Government Fund	1,170,635
Affiliated securities lending income	75,834
Total income	14,105,211
Expenses:
Management fee	1,089,175
Administration fee	285,541
Services to shareholders	431,306
Distribution and service fees	494,807
Custodian fee	22,150
Professional fees	60,336
Reports to shareholders	42,666
Registration fees	37,994
Trustees' fees and expenses	13,171
Other	33,668
Total expenses	2,510,814
Net investment income	11,594,397
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	70,435,959
Futures	17,344,630
Forward foreign currency contracts	15,767
Foreign currency	59,319
87,855,675
Change in net unrealized appreciation (depreciation) on:
Investments	(25,952,746)
Futures	1,807,258
Forward foreign currency contracts	788,495
Foreign currency	(98,102)
(23,455,095)
Net gain (loss)	64,400,580
Net increase (decrease) in net assets resulting from operations	$75,994,977
The accompanying notes are an integral part of the financial statements.

32	|	DWS Global Income Builder Fund

Statements of Changes in Net Assets
	Six Months Ended April 30, 2024	Year Ended October 31,
Increase (Decrease) in Net Assets	(Unaudited)	2023
Operations:
Net investment income	$11,594,397	$18,669,487
Net realized gain (loss)	87,855,675	3,544,276
Change in net unrealized appreciation (depreciation)	(23,455,095)	13,506,288
Net increase (decrease) in net assets resulting from operations	75,994,977	35,720,051
Distributions to shareholders:
Class A	(6,570,969)	(12,163,273)
Class C	(40,283)	(75,521)
Class R6	(180,793)	(324,707)
Class S	(2,210,678)	(4,095,922)
Institutional Class	(366,344)	(617,570)
Total distributions	(9,369,067)	(17,276,993)
Fund share transactions:
Proceeds from shares sold	7,911,863	15,637,755
Reinvestment of distributions	8,994,207	16,594,566
Payments for shares redeemed	(39,139,247)	(73,285,033)
Net increase (decrease) in net assets from Fund share transactions	(22,233,177)	(41,052,712)
Increase (decrease) in net assets	44,392,733	(22,609,654)
Net assets at beginning of period	543,593,743	566,203,397
Net assets at end of period	$587,986,476	$543,593,743

The accompanying notes are an integral part of the financial statements.

DWS Global Income Builder Fund	|	33

Financial Highlights
DWS Global Income Builder Fund — Class A
	Six Months Ended 4/30/24	Years Ended October 31,
	(Unaudited)	2023	2022	2021	2020	2019
Selected Per Share Data
Net asset value, beginning of period	$8.42	$8.17	$11.01	$9.26	$9.55	$8.97
Income (loss) from investment operations:
Net investment income[a]	.18	.28	.23	.23	.22	.28
Net realized and unrealized gain (loss)	1.01	.23	(2.04)	1.74	(.23 )	.73
Total from investment operations	1.19	.51	(1.81)	1.97	(.01 )	1.01
Less distributions from:
Net investment income	(.15 )	(.26 )	(.23 )	(.22 )	(.28 )	(.36 )
Net realized gains	—	—	(.80 )	—	—	(.07 )
Total distributions	(.15 )	(.26 )	(1.03)	(.22 )	(.28 )	(.43 )
Net asset value, end of period	$9.46	$8.42	$8.17	$11.01	$9.26	$9.55
Total Return (%)[b]	14.08 *	6.01	(17.80)	21.39	.07	11.57
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	419	388	404	543	487	538
Ratio of expenses (%)	.90 **	.91	.89	.88	.89	.91
Ratio of net investment income (%)	3.89 **	3.16	2.40	2.13	2.38	3.02
Portfolio turnover rate (%)	168 *	164	88	124	131	161

[a]	Based on average shares outstanding during the period.
[b]	Total return does not reflect the effect of any sales charges.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

34	|	DWS Global Income Builder Fund

DWS Global Income Builder Fund — Class C
	Six Months Ended 4/30/24	Years Ended October 31,
	(Unaudited)	2023	2022	2021	2020	2019
Selected Per Share Data
Net asset value, beginning of period	$8.42	$8.17	$11.01	$9.25	$9.55	$8.96
Income (loss) from investment operations:
Net investment income[a]	.14	.20	.15	.14	.15	.21
Net realized and unrealized gain (loss)	1.01	.23	(2.04)	1.76	(.24 )	.73
Total from investment operations	1.15	.43	(1.89)	1.90	(.09 )	.94
Less distributions from:
Net investment income	(.11 )	(.18 )	(.15 )	(.14 )	(.21 )	(.28 )
Net realized gains	—	—	(.80 )	—	—	(.07 )
Total distributions	(.11 )	(.18 )	(.95 )	(.14 )	(.21 )	(.35 )
Net asset value, end of period	$9.46	$8.42	$8.17	$11.01	$9.25	$9.55
Total Return (%)[b]	13.60 *	5.24	(18.58)	20.54	(.82 )	10.83
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	4	3	4	7	8	9
Ratio of expenses (%)	1.75 **	1.76	1.72	1.70	1.69	1.68
Ratio of net investment income (%)	3.05 **	2.30	1.54	1.32	1.58	2.26
Portfolio turnover rate (%)	168 *	164	88	124	131	161

[a]	Based on average shares outstanding during the period.
[b]	Total return does not reflect the effect of any sales charges.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

DWS Global Income Builder Fund	|	35

DWS Global Income Builder Fund — Class R6
	Six Months Ended 4/30/24	Years Ended October 31,
	(Unaudited)	2023	2022	2021	2020	2019
Selected Per Share Data
Net asset value, beginning of period	$8.41	$8.16	$10.99	$9.24	$9.54	$8.95
Income (loss) from investment operations:
Net investment income[a]	.20	.31	.26	.26	.25	.29
Net realized and unrealized gain (loss)	.99	.23	(2.03)	1.75	(.24 )	.76
Total from investment operations	1.19	.54	(1.77)	2.01	.01	1.05
Less distributions from:
Net investment income	(.16 )	(.29 )	(.26 )	(.26 )	(.31 )	(.39 )
Net realized gains	—	—	(.80 )	—	—	(.07 )
Total distributions	(.16 )	(.29 )	(1.06)	(.26 )	(.31 )	(.46 )
Net asset value, end of period	$9.44	$8.41	$8.16	$10.99	$9.24	$9.54
Total Return (%)	14.17 *	6.50	(17.56)	21.83	.30	12.09
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	10	9	9	11	7	7
Ratio of expenses (%)	.57 **	.58	.56	.55	.56	.58
Ratio of net investment income (%)	4.22 **	3.50	2.75	2.48	2.70	3.15
Portfolio turnover rate (%)	168 *	164	88	124	131	161

[a]	Based on average shares outstanding during the period.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

36	|	DWS Global Income Builder Fund

DWS Global Income Builder Fund — Class S
	Six Months Ended 4/30/24	Years Ended October 31,
	(Unaudited)	2023	2022	2021	2020	2019
Selected Per Share Data
Net asset value, beginning of period	$8.42	$8.17	$11.01	$9.25	$9.55	$8.97
Income (loss) from investment operations:
Net investment income[a]	.19	.29	.24	.25	.24	.29
Net realized and unrealized gain (loss)	1.01	.23	(2.03)	1.75	(.24 )	.74
Total from investment operations	1.20	.52	(1.79)	2.00	(.00 )*	1.03
Less distributions from:
Net investment income	(.16 )	(.27 )	(.25 )	(.24 )	(.30 )	(.38 )
Net realized gains	—	—	(.80 )	—	—	(.07 )
Total distributions	(.16 )	(.27 )	(1.05)	(.24 )	(.30 )	(.45 )
Net asset value, end of period	$9.46	$8.42	$8.17	$11.01	$9.25	$9.55
Total Return (%)	14.19 **	6.33	(17.74)	21.76	.17	11.81
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	133	123	130	178	163	186
Ratio of expenses (%)	.72 ***	.73	.71	.69	.69	.71
Ratio of net investment income (%)	4.07 ***	3.34	2.59	2.32	2.58	3.21
Portfolio turnover rate (%)	168 **	164	88	124	131	161

[a]	Based on average shares outstanding during the period.
*	Amount is less than $.005.
**	Not annualized
***	Annualized
The accompanying notes are an integral part of the financial statements.

DWS Global Income Builder Fund	|	37

DWS Global Income Builder Fund — Institutional Class
	Six Months Ended 4/30/24	Years Ended October 31,
	(Unaudited)	2023	2022	2021	2020	2019
Selected Per Share Data
Net asset value, beginning of period	$8.41	$8.16	$11.00	$9.24	$9.54	$8.95
Income (loss) from investment operations:
Net investment income[a]	.19	.30	.25	.25	.24	.30
Net realized and unrealized gain (loss)	1.01	.23	(2.04)	1.76	(.24 )	.74
Total from investment operations	1.20	.53	(1.79)	2.01	(.00 )*	1.04
Less distributions from:
Net investment income	(.16 )	(.28 )	(.25 )	(.25 )	(.30 )	(.38 )
Net realized gains	—	—	(.80 )	—	—	(.07 )
Total distributions	(.16 )	(.28 )	(1.05)	(.25 )	(.30 )	(.45 )
Net asset value, end of period	$9.45	$8.41	$8.16	$11.00	$9.24	$9.54
Total Return (%)	14.23 **	6.39	(17.72)	21.84	.20	11.97
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	22	20	19	25	17	9
Ratio of expenses (%)	.67 ***	.67	.66	.65	.66	.68
Ratio of net investment income (%)	4.13 ***	3.40	2.64	2.37	2.59	3.32
Portfolio turnover rate (%)	168 **	164	88	124	131	161

[a]	Based on average shares outstanding during the period.
*	Amount is less than $.005.
**	Not annualized
***	Annualized
The accompanying notes are an integral part of the financial statements.

38	|	DWS Global Income Builder Fund

Notes to Financial Statements (Unaudited)
A.
Organization and Significant Accounting Policies
DWS Global Income Builder Fund (the “Fund” ) is a diversified series of Deutsche DWS Market Trust (the “Trust” ), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act” ), as an open-end management investment company organized as a Massachusetts business trust.
The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are subject to an initial sales charge. Class C shares are not subject to an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares automatically convert to Class A shares in the same fund after 8 years, provided that the Fund or the financial intermediary through which the shareholder purchased the Class C shares has records verifying that the Class C shares have been held for at least 8 years. Class R6 shares are not subject to initial or contingent deferred sales charges and are generally available only to certain qualifying plans and programs. Class S shares are not subject to initial or contingent deferred sales charges and are available through certain intermediary relationships with financial services firms, or can be purchased by establishing an account directly with the Fund’s transfer agent. Institutional Class shares are not subject to initial or contingent deferred sales charges and are generally available only to qualified institutions.
Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.
The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP” ) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.
Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

DWS Global Income Builder Fund	|	39

The Fund’s Board has designated DWS Investment Management Americas, Inc. (the “Advisor” ) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Advisor’s Pricing Committee (the “Pricing Committee” ) typically values securities using readily available market quotations or prices supplied by independent pricing services (which are considered fair values under Rule 2a-5). The Advisor has adopted fair valuation procedures that provide methodologies for fair valuing securities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
Equity securities and exchange-traded funds (“ETFs” ) are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Equity securities or ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities and ETFs are generally categorized as Level 1. For certain international equity securities, in order to adjust for events which may occur between the close of the foreign exchanges and the close of the New York Stock Exchange, a fair valuation model may be used. This fair valuation model takes into account comparisons to the valuation of American Depository Receipts (ADRs), exchange-traded funds, futures contracts and certain indices and these securities are categorized as Level 2.
Debt securities are valued at prices supplied by independent pricing services approved by the Pricing Committee. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, prepayment speeds and other data, as well as broker quotes. If the pricing services are unable to provide valuations, debt securities are valued at the average of the most recent reliable bid quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.
Senior loans are valued by independent pricing services approved by the Pricing Committee, whose valuations are intended to reflect the average of broker supplied quotes representing mean between the bid and asked prices. If the pricing services are unable to provide valuations, the

40	|	DWS Global Income Builder Fund

securities are valued at the mean of the most recent bid and asked quotations or evaluated price, as applicable, obtained from one or more broker-dealers. Certain securities may be valued on the basis of a price provided by a single source or broker-dealer. No active trading market may exist for some senior loans, and they may be subject to restrictions on resale. The inability to dispose of senior loans in a timely fashion could result in losses. Senior loans are generally categorized as Level 2.
Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.
Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.
Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and are categorized as Level 2.
Swap contracts are valued daily based upon prices supplied by a pricing vendor approved by the Pricing Committee, if available, and otherwise are valued at the price provided by the broker-dealer with which the swap was traded. Swap contracts are generally categorized as Level 2.
Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Pricing Committee and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.
Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.
Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of

DWS Global Income Builder Fund	|	41

investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.
Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.
Securities Lending. National Financial Services LLC (Fidelity Agency Lending), as securities lending agent, lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the securities lending agent will use its best efforts to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the six months ended April 30, 2024, the Fund invested the cash collateral, if any, into a joint trading account in affiliated money market funds, including DWS Government & Agency Securities Portfolio, managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/administration fee (0.12% annualized effective rate as of April 30, 2024) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a securities lending agent. Either the Fund or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

42	|	DWS Global Income Builder Fund

As of April 30, 2024, the Fund had securities on loan. The value of the related collateral exceeded the value of the securities loaned at period end.
Remaining Contractual Maturity of the Agreements as of April 30, 2024

	Overnight and Continuous	˂30 days	Between 30 & 90 days	˃90 days	Total
Securities Lending Transactions
Common Stocks	$1,013,725	$—	$—	$—	$1,013,725
Corporate Bonds	5,868,601	—	—	—	5,868,601
Total Borrowings	$6,882,326	$—	$—	$—	$6,882,326
Gross amount of recognized liabilities for securities lending transactions:					$6,882,326
When-Issued, Delayed-Delivery and Forward-Commitment
Transactions. The Fund may purchase or sell securities on a when-issued, delayed-delivery or forward- commitment basis, including To Be Announced (TBA) purchase commitments, with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the transaction is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. The Fund may sell a TBA purchase commitment before the settlement date or enter into a new commitment to extend the delivery date into the future. Additionally, the Fund or the counterparty may be required to post securities and/or cash collateral in accordance with the terms of the TBA purchase commitment.
Certain risks may arise upon entering into when-issued, delayed-delivery or forward-commitment transactions from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic or other factors. Such transactions may also have the effect of leverage on the Fund and may cause the Fund to be more volatile. Additionally, losses may arise due to changes in the value of the underlying securities.
Federal Income Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.
At October 31, 2023, the Fund had net tax basis capital loss carryforwards of $27,944,884 of short-term losses, which may be applied against realized net taxable capital gains indefinitely.

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At April 30, 2024, the aggregate cost of investments for federal income tax purposes was $662,589,462. The net unrealized depreciation for all investments based on tax cost was $22,835,988. This consisted of aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost of $7,344,500 and aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value of $30,180,488.
The Fund has reviewed the tax positions for the open tax years as of October 31, 2023 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.
Distribution of Income and Gains. Distributions from net investment income of the Fund are declared and distributed to shareholders quarterly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.
The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss, income received from passive foreign investment companies, investments in derivatives, premium amortization on debt securities, the realized tax character on distributions from certain securities and additional income recognition on debt securities classified as equity. The Fund may utilize a portion of the proceeds from capital shares redeemed as a distribution from net investment income and realized capital gains. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.
The tax character of current year distributions will be determined at the end of the current fiscal year.
Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.
Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against

44	|	DWS Global Income Builder Fund

the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Fund is informed of such dividends. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments. All premiums and discounts are amortized/accreted for both tax and financial reporting purposes, with the exception of securities in default of principal.
B.
Derivative Instruments
Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). For the six months ended April 30, 2024, the Fund entered into interest rate futures to gain exposure to different parts of the yield curve while managing overall duration. The Fund also entered into interest rate futures contracts for non-hedging purposes to seek to enhance potential gains and entered into equity index futures in order to reduce the Fund’s exposure to, or as a substitute for direct investment in, the equity asset class.
Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary cash or securities (“initial margin” ) in an amount equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments (“variation margin” ) are made or received by the Fund dependent upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. Gains or losses are realized when the contract expires or is closed. Since all futures contracts are exchange-traded, counterparty risk is minimized as the exchange’s clearinghouse acts as the counterparty, and guarantees the futures against default.
Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Fund’s ability to close out a futures contract prior to the settlement date and the risk that the futures contract is not well correlated with the security, index or currency to which it relates. Risk of loss may exceed amounts recognized in the Statement of Assets and Liabilities.

DWS Global Income Builder Fund	|	45

A summary of the open futures contracts as of April 30, 2024, is included in a table following the Fund’s Investment Portfolio. For the six months ended April 30, 2024, the investment in futures contracts purchased had a total notional value generally indicative of a range from approximately $147,243,000 to $284,203,000, and the investment in futures contracts sold had a total notional value generally indicative of a range from approximately $1,874,000 to $50,418,000.
Forward Foreign Currency Contracts. A forward foreign currency exchange contract (“forward currency contract” ) is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. For the six months ended April 30, 2024, the Fund entered into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign currency denominated portfolio holdings securities.
Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain (loss) is recorded daily. On the settlement date of the forward currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed. Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. The maximum counterparty credit risk to the Fund is measured by the unrealized gain on appreciated contracts. Additionally, when utilizing forward currency contracts to hedge, the Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.
A summary of the open forward currency contracts as of April 30, 2024, is included in the table following the Fund’s Investment Portfolio. For the six months ended April 30, 2024, the investment in forward currency contracts short vs. U.S. dollars had a total contract value generally indicative of a range from $0 to approximately $47,393,000, and the investment in forward currency contracts long vs. U.S. dollars had a total contract value generally indicative of a range from approximately $17,188,000 to $30,730,000.
The following tables summarize the value of the Fund’s derivative instruments held as of April 30, 2024 and the related location in the

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accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
Asset Derivatives	Forward Contracts	Futures Contracts	Total
Equity Contracts (a)	$—	$47,150	$47,150
Interest Rate Contracts (a)	—	15,096	15,096
Foreign Exchange Contracts (b)	858,869	—	858,869
	$858,869	$62,246	$921,115
Each of the above derivatives is located in the following Statement of Assets and Liabilities accounts:

(a)
Futures contracts are reported in the table above using cumulative appreciation of futures contracts, as reported in the futures contracts table following the Fund’s
Investment Portfolio; within the Statement of Assets and Liabilities, the variation margin at period end is reported as Receivable (Payable) for variation margin on futures contracts.

(b)	Unrealized appreciation on forward foreign currency contracts

Liability Derivatives	Forward Contracts	Futures Contracts	Total
Equity Contracts (a)	$—	$(5,730,612)	$(5,730,612)
Interest Rate Contracts (a)	—	(1,351,587)	(1,351,587)
Foreign Exchange Contracts (b)	(395,121)	—	(395,121)
	$(395,121)	$(7,082,199)	$(7,477,320)
Each of the above derivatives is located in the following Statement of Assets and Liabilities accounts:

(a)
Futures contracts are reported in the table above using cumulative depreciation of futures contracts, as reported in the futures contracts table following the Fund’s
Investment Portfolio; within the Statement of Assets and Liabilities, the variation margin at period end is reported as Receivable (Payable) for variation margin on futures contracts.

(b)	Unrealized depreciation on forward foreign currency contracts
Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the six months ended April 30, 2024 and the related location in the accompanying

DWS Global Income Builder Fund	|	47

Statement of Operations is summarized in the following tables by primary underlying risk exposure:
Realized Gain (Loss)	Forward Contracts	Futures Contracts	Total
Equity Contracts (a)	$—	$18,079,881	$18,079,881
Interest Rate Contracts (a)	—	(735,251)	(735,251)
Foreign Exchange Contracts (a)	15,767	—	15,767
	$15,767	$17,344,630	$17,360,397
Each of the above derivatives is located in the following Statement of Operations accounts:

(a)	Net realized gain (loss) from forward foreign currency contracts, swap contracts and futures, respectively

Change in Net Unrealized Appreciation (Depreciation)	Forward Contracts	Futures Contracts	Total
Equity Contracts (a)	$—	$995,596	$995,596
Interest Rate Contracts (a)	—	811,662	811,662
Foreign Exchange Contracts (a)	788,495	—	788,495
	$788,495	$1,807,258	$2,595,753
Each of the above derivatives is located in the following Statement of Operations accounts:

(a)	Change in net unrealized appreciation (depreciation) on forward foreign currency contracts, swap and futures contracts, respectively
As of April 30, 2024, the Fund has transactions subject to enforceable master netting agreements which govern the terms of certain transactions, and reduce the counterparty risk associated with such transactions. Master netting agreements allow a Fund to close out and net total exposure to a counterparty in the event of a deterioration in the credit quality or contractual default with respect to all of the transactions with a counterparty. As defined by the master netting agreement, the Fund may have collateral agreements with certain counterparties to mitigate risk. For financial reporting purposes the Statement of Assets and Liabilities generally shows derivatives assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting. A reconciliation of the gross amounts on the Statement of Assets and

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Liabilities to the net amounts by a counterparty, including any collateral exposure, is included in the following tables:
Counterparty	Gross Amount of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Received	Net Amount of Derivative Assets
Australia and New Zealand Banking Group Ltd.	$114,386	$(114,386)	$—	$—
Barclays Bank PLC	81,247	—	—	81,247
BNP Paribas SA	29,192	—	—	29,192
Citigroup, Inc.	72,783	—	—	72,783
Morgan Stanley	62,716	(7,830)	—	54,886
State Street Bank and Trust	498,545	(12,677)	—	485,868
	$858,869	$(134,893)	$—	$723,976

Counterparty	Gross Amount of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Pledged	Net Amount of Derivative Liabilities
Australia and New Zealand Banking Group Ltd.	$374,273	$(114,386)	$—	$259,887
Bank of America	341	—	—	341
Morgan Stanley	7,830	(7,830)	—	—
State Street Bank and Trust	12,677	(12,677)	—	—
	$395,121	$(134,893)	$—	$260,228
C.
Purchases and Sales of Securities
During the six months ended April 30, 2024, purchases and sales of investment securities, excluding short-term investments, were as follows:
	Purchases	Sales
Non-U.S. Treasury Obligations	$663,919,357	$803,489,271
U.S. Treasury Obligations	$295,101,668	$190,196,625
D.
Related Parties
Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA”  or the “Advisor” ), an indirect, wholly owned subsidiary of DWS Group GmbH &

DWS Global Income Builder Fund	|	49

Co. KGaA (“DWS Group” ), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.
Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the average daily net assets of the Fund, computed and accrued daily and payable monthly, at the following annual rates:
First $1.5 billion of the Fund’s average daily net assets	.370%
Next $500 million of such net assets	.345%
Next $1.5 billion of such net assets	.310%
Next $2.0 billion of such net assets	.300%
Next $2.0 billion of such net assets	.290%
Next $2.5 billion of such net assets	.280%
Next $2.5 billion of such net assets	.270%
Over $12.5 billion of such net assets	.260%
Accordingly, for the six months ended April 30, 2024, the fee pursuant to the Investment Management Agreement was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.37% of the Fund’s average daily net assets.
For the period from November 1, 2023 through September 30, 2024, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) of each class as follows:
Class A	1.03%
Class C	1.78%
Class R6	.78%
Class S	.78%
Institutional Class	.78%
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee” ) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable

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monthly. For the six months ended April 30, 2024, the Administration Fee was $285,541, of which $47,370 is unpaid.
Service Provider Fees. DWS Service Company (“DSC” ), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and SS&C GIDS, Inc. (“SS&C” ), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to SS&C. DSC compensates SS&C out of the shareholder servicing fee it receives from the Fund. For the six months ended April 30, 2024, the amounts charged to the Fund by DSC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at April 30, 2024
Class A	$136,504	$46,594
Class C	1,056	388
Class R6	472	222
Class S	78,713	27,079
Institutional Class	225	39
	$216,970	$74,322
In addition, for the six months ended April 30, 2024, the amounts charged to the Fund for recordkeeping and other administrative services provided by unaffiliated third parties, included in the Statement of Operations under “Services to shareholders,”  were as follows:
Sub-Recordkeeping	Total Aggregated
Class A	$105,320
Class C	2,524
Class S	24,641
Institutional Class	10,973
$143,458
Distribution and Service Fees. Under the Fund’s Class C 12b-1 Plan, DWS Distributors, Inc. (“DDI” ), an affiliate of the Advisor, receives a fee (“Distribution Fee” ) of 0.75% of the average daily net assets of Class C shares. In accordance with the Fund’s Underwriting and Distribution Services Agreement, DDI enters into related selling group agreements with various firms at various rates for sales of Class C shares. For the six months ended April 30, 2024, the Distribution Fee was as follows:
Distribution Fee	Total Aggregated	Unpaid at April 30, 2024
Class C	$13,359	$2,269

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In addition, DDI provides information and administrative services for a fee (“Service Fee” ) to Class A and C shareholders at an annual rate of up to 0.25% of the average daily net assets for each such class. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended April 30, 2024, the Service Fee was as follows:
Service Fee	Total Aggregated	Unpaid at April 30, 2024	Annualized Rate
Class A	$477,174	$183,616.23%
Class C	4,274	2,008.24%
	$481,448	$185,624
Underwriting Agreement and Contingent Deferred Sales Charge. DDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended April 30, 2024 aggregated $4,156.
In addition, DDI receives any contingent deferred sales charge (“CDSC” ) from Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is 1% of the value of the shares redeemed for Class C. For the six months ended April 30, 2024, there was no CDSC for Class C Shares. A deferred sales charge of up to 1% is assessed on certain redemptions of Class A shares.
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the six months ended April 30, 2024, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders”  aggregated $1,183, of which $930 is unpaid.
Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in DWS Central Cash Management Government Fund and DWS ESG Liquidity Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Central Cash Management Government Fund seeks to maintain a stable net asset value, and DWS ESG Liquidity Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee. To the extent

52	|	DWS Global Income Builder Fund

that DWS ESG Liquidity Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund’s assets invested in DWS ESG Liquidity Fund.
E.
Line of Credit
The Fund and other affiliated funds (the “Participants” ) share in a $345 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of 0.10% plus the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at April 30, 2024.
F.
Fund Share Transactions
The following table summarizes share and dollar activity in the Fund:
	Six Months Ended April 30, 2024		Year Ended October 31, 2023
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	385,329	$3,595,655	712,479	$6,239,484
Class C	31,038	286,782	30,428	268,156
Class R6	34,748	324,903	126,749	1,108,512
Class S	127,354	1,208,163	344,235	3,014,121
Institutional Class	268,911	2,496,360	574,012	5,007,482
		$7,911,863		$15,637,755
Shares issued to shareholders in reinvestment of distributions
Class A	663,879	$6,339,983	1,349,715	$11,736,038
Class C	4,203	40,226	8,666	75,422
Class R6	18,975	180,793	37,414	324,707
Class S	217,084	2,072,449	442,641	3,848,347
Institutional Class	37,819	360,756	70,259	610,052
		$8,994,207		$16,594,566

DWS Global Income Builder Fund	|	53

	Six Months Ended April 30, 2024		Year Ended October 31, 2023
	Shares	Dollars	Shares	Dollars
Shares redeemed
Class A	(2,859,688)	$(26,679,295)	(5,344,098)	$(46,600,429)
Class C	(28,081)	(262,856)	(171,980)	(1,500,492)
Class R6	(67,966)	(639,093)	(141,777)	(1,227,658)
Class S	(941,446)	(8,833,890)	(2,067,693)	(17,999,809)
Institutional Class	(291,123)	(2,724,113)	(688,642)	(5,956,645)
		$(39,139,247)		$(73,285,033)
Net increase (decrease)
Class A	(1,810,480)	$(16,743,657)	(3,281,904)	$(28,624,907)
Class C	7,160	64,152	(132,886)	(1,156,914)
Class R6	(14,243)	(133,397)	22,386	205,561
Class S	(597,008)	(5,553,278)	(1,280,817)	(11,137,341)
Institutional Class	15,607	133,003	(44,371)	(339,111)
		$(22,233,177)		$(41,052,712)

54	|	DWS Global Income Builder Fund

Other Information (Unaudited)
Regulatory Update — Tailored Shareholder Report
Effective January 24, 2023, the SEC amended the rules for mutual fund and exchange-traded fund (“ETF” ) annual and semi-annual shareholder reports. The amended rules apply to mutual funds and ETFs that are registered on Form N-1A (i.e., open-end funds) and implement a new streamlined disclosure framework requiring “concise and visually engaging”  shareholder reports highlighting key information, including a simplified expense presentation, performance information, portfolio holdings and certain fund statistics. The amended rules seek to simplify shareholder reporting by consolidating investor friendly data in one report and moving other data to Form N-CSR, creating a layered disclosure framework. Certain information from the Fund’s current shareholder reports, including the Fund’s investment portfolio, financial statements and financial highlights, will move to Form N-CSR. This information must be available online, delivered free of charge upon request and filed on a semiannual basis on Form N-CSR. Notably, the amended rules will require mutual funds and ETFs to prepare separate individual shareholder reports for each fund share class. The amendments also include a revised definition of “appropriate broad-based securities market index”  that will affect performance presentations in the new streamlined reports and mutual fund and ETF prospectuses. The amended rules and related form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of the amended rules and form amendments on the content of the Fund’s current shareholder reports.

DWS Global Income Builder Fund	|	55

Information About Your Fund’s Expenses
As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads) and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (November 1, 2023 to April 30, 2024).
The tables illustrate your Fund’s expenses in two ways:
—
Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000”  line under the share class you hold.
—
Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000”  line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. Subject to certain exceptions, an account maintenance fee of $20.00 assessed once per calendar year for Classes A, C and S shares may apply for accounts with balances less than $10,000. This fee is not included in these tables. If it was, the estimate of expenses paid for Classes A, C and S shares during the period would be higher, and account value during the period would be lower, by this amount.

56	|	DWS Global Income Builder Fund

Expenses and Value of a $1,000 Investment
for the six months ended April 30, 2024 (Unaudited)

Actual Fund Return	Class A	Class C	Class R6	Class S	Institutional Class
Beginning Account Value 11/1/23	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 4/30/24	$1,140.80	$1,136.00	$1,141.70	$1,141.90	$1,142.30
Expenses Paid per $1,000*	$4.79	$9.29	$3.04	$3.83	$3.57
Hypothetical 5% Fund Return	Class A	Class C	Class R6	Class S	Institutional Class
Beginning Account Value 11/1/23	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 4/30/24	$1,020.39	$1,016.16	$1,022.03	$1,021.28	$1,021.53
Expenses Paid per $1,000*	$4.52	$8.77	$2.87	$3.62	$3.37

*
Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 182 (the number of days in the most recent six-month period), then divided by 366.

Annualized Expense Ratios	Class A	Class C	Class R6	Class S	Institutional Class
DWS Global Income Builder Fund	.90%	1.75%	.57%	.72%	.67%
For more information, please refer to the Fund’s prospectus.
For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to tools.finra.org/fund_analyzer/.

DWS Global Income Builder Fund	|	57

Liquidity Risk Management
In accordance with Rule 22e-4 (the “Liquidity Rule” ) under the Investment Company Act of 1940 (the “1940 Act” ), your Fund has adopted a liquidity risk management program (the “Program” ), and the Board has designated DWS Investment Management Americas, Inc. (“DIMA” ) as Program administrator. The Program is designed to assess and manage your Fund’s liquidity risk (the risk that the Fund would be unable to meet requests to redeem shares of the Fund without significant dilution of remaining investors’ interests in the Fund). DIMA has designated a committee (the “Committee” ) composed of personnel from multiple departments within DIMA and its affiliates that is responsible for the implementation and ongoing administration of the Program, which includes assessing the Fund’s liquidity risk under both normal and reasonably foreseeable stressed conditions. Under the Program, every investment held by a Fund is classified on a daily basis into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated timeframes in current market conditions without significantly changing the investment’s market value.
In February 2024, as required by the Program and the Liquidity Rule, DIMA provided the Board with an annual written report (the “Report” ) addressing the operation of the Program and assessing the adequacy and effectiveness of its implementation during the period from December 1, 2022 through November 30, 2023 (the “Reporting Period” ). During the Reporting Period, your Fund was invested mainly in highly liquid investments (investments that the Fund anticipates can be converted to cash within 3 business days or less in current market conditions without significantly changing their market value). As a result, your Fund is not required to adopt, and has not adopted, a “Highly Liquid Investment Minimum”  as defined in the Liquidity Rule. During the Reporting Period, the Fund did not approach the 15% limit imposed by the Liquidity Rule on holdings in illiquid investments (investments that cannot be sold or disposed of in seven days or less in current market conditions without the sale of the investment significantly changing the market value of the investment). Your Fund did not experience any issues meeting investor redemptions at any time during the Reporting Period. In the Report, DIMA stated that it believes the Program has operated adequately and effectively to manage the Fund’s liquidity risk during the Reporting Period. DIMA also reported that there were no material changes made to the Program during the Reporting Period.

58	|	DWS Global Income Builder Fund

Advisory Agreement Board Considerations and Fee Evaluation
The Board of Trustees (hereinafter referred to as the “Board”  or “Trustees” ) approved the renewal of DWS Global Income Builder Fund’s (the “Fund” ) investment management agreement (the “Agreement” ) with DWS Investment Management Americas, Inc. (“DIMA” ) in September 2023.
In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:
—
During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees” ).
—
The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, profitability, economies of scale, and fall-out benefits from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant” ).
—
The Board also received extensive information throughout the year regarding performance of the Fund.
—
The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant as part of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.
—
In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group” ). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries

DWS Global Income Builder Fund	|	59

throughout the world. DWS Group is majority-owned by Deutsche Bank AG, with approximately 20% of its shares publicly traded.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.
While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar” ), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review”  (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2022, the Fund’s performance (Class A shares) was in the 3rd quartile of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has outperformed its benchmark in the one-year period and has underperformed its benchmark in the three- and five-year periods ended December 31, 2022. The Board noted the disappointing investment performance of the Fund in recent periods and continued to discuss with senior management of DIMA the factors contributing to such underperformance and actions being taken to improve performance. The Board noted certain changes in the Fund’s portfolio management team that were made effective April 25, 2023. The Board observed that the

60	|	DWS Global Income Builder Fund

Fund had experienced improved relative performance during the first eight months of 2023. The Board recognized the efforts by DIMA in recent years to enhance its investment platform and improve long-term performance across the DWS fund complex.
Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge” ) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.097% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (1st quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2022). The Board noted that the Fund’s Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be lower than the median (1st quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2022, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses” ). The Board also reviewed data comparing each other operational share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to a comparable DWS U.S. registered fund (“DWS Funds” ) and considered differences between the Fund and the comparable DWS Fund. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds” ) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA

DWS Global Income Builder Fund	|	61

and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out”  benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel; and (iii) ongoing efforts to enhance the compliance program.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreement is in the

62	|	DWS Global Income Builder Fund

best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

DWS Global Income Builder Fund	|	63

Account Management Resources

For More Information
The automated telephone system allows you to access personalized account information and obtain information on other DWS funds using either your voice or your telephone keypad. Certain account types within Classes A, C and S also have the ability to purchase, exchange or redeem shares using this system.

For more information, contact your financial representative. You may also access our automated telephone system or speak with a Shareholder Service representative by calling: (800) 728-3337
Web Site	dws.com View your account transactions and balances, trade shares, monitor your asset allocation, subscribe to fund and account updates by e-mail, and change your address, 24 hours a day.
Obtain prospectuses and applications, news about DWS funds, insight from DWS economists and investment specialists and access to DWS fund account information.
Written Correspondence	DWS PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting
The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site —
dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site
— sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at
(800) 728-3337.

Portfolio Holdings
Following the Fund’s fiscal first and third quarter-end, a complete portfolio holdings listing is posted on dws.com and is available free of charge by contacting your financial intermediary or, if you are a direct investor, by calling (800) 728-3337. In addition, the portfolio holdings listing is filed with the SEC on the Fund’s Form N-PORT and will be available on the SEC’s Web site at sec.gov. Additional portfolio holdings for the Fund are also posted on dws.com from time to time.
Please see the Fund’s current prospectus for more information.

Principal Underwriter	If you have questions, comments or complaints, contact: DWS Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148

64	|	DWS Global Income Builder Fund

Investment Management
DWS Investment Management Americas, Inc. (“DIMA”  or the
“Advisor” ), which is part of the DWS Group GmbH & Co. KGaA
(“DWS Group” ), is the investment advisor for the Fund. DIMA and its predecessors have more than 90 years of experience managing
mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients. DIMA is an indirect, wholly owned subsidiary of DWS Group.

DWS Group is a global organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world’s major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

	Class A	Class C	Class S	Institutional Class
Nasdaq Symbol	KTRAX	KTRCX	KTRSX	KTRIX
CUSIP Number	25159K 820	25159K 796	25159K 788	25159K 770
Fund Number	002	302	2033	1402

For shareholders of Class R6
Automated Information Line	DWS/Ascensus Plan Access (800) 728-3337
24-hour access to your retirement plan account.
Web Site	dws.com
Obtain prospectuses and applications, news about DWS funds, insight from DWS economists and investment specialists and access to DWS fund account information.
Log in/register to manage retirement account assets at https://www.mykplan.com/participantsecure_net/login.aspx.
For More Information	(800) 728-3337
To speak with a service representative.
Written Correspondence	DWS Service Company 222 South Riverside Plaza Chicago, IL 60606-5806

Class R6
Nasdaq Symbol	KTRZX
CUSIP Number	25159K 721
Fund Number	1633

DWS Global Income Builder Fund	|	65

Notes

Notes

222 South Riverside Plaza
Chicago, IL 60606-5808
DGIBF-3
(R-027564-13 6/24)

(b) Not applicable

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

ITEM 11.	CONTROLS AND PROCEDURES

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

ITEM 13.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Global Income Builder Fund, a series of Deutsche DWS Market Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive Officer

Date:	6/28/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive Officer

Date:	6/28/2024

By:	/s/Diane Kenneally Diane Kenneally Principal Financial Officer

Date:	6/28/2024